NET SALES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Sales
Gross sales	R$ 131,352.7	R$ 134,130.9	R$ 120,117.7
Excise duty	(27,564.9)	(27,417.9)	(25,227.5)
Discounts	(15,545.3)	(17,260.3)	(15,153.3)
Total	R$ 88,242.5	R$ 89,452.7	R$ 79,736.9